Cash and Bank Balances (Details)	Jun. 30, 2023
Top of range [Member]
Cash and Bank Balances (Details) [Line Items]
Bank overdrafts interest	7.00%
Bottom of range [Member]
Cash and Bank Balances (Details) [Line Items]
Bank overdrafts interest	10.00%